Acquisitions	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Acquisitions
Acquisitions
Sofusa® Acquisition

On July 2, 2018, the Company entered into an Asset Purchase Agreement (the “Sofusa Purchase Agreement”) with Kimberly-Clark Corporation (“KCC”); Kimberly-Clark Global Sales, LLC (“KCCGS”); and Kimberly-Clark Worldwide, Inc. (“KCCW” and together with KCC and KCCGS, “Kimberly-Clark”) pursuant to which, among other things, the Company acquired certain of Kimberly-Clark’s assets related to micro-needle drug delivery system, including the Sofusa® platform (the “Sofusa Assets”) and related fixed assets, and assumed certain of Kimberly-Clark’s liabilities related to the Sofusa Assets (the “Sofusa Acquisition”). The closing of the Sofusa Acquisition (the “Sofusa Closing”) occurred on July 2, 2018. At the Sofusa Closing, the Company paid $10.0 million and agreed to pay additional consideration to Kimberly-Clark upon the achievement of certain regulatory and net sales milestones, as well as a percentage in the low double-digits of any non-royalty amounts received by the Company in connection with any license, sale or other grant of rights by the Company to develop or commercialize the Sofusa Assets (all such additional consideration, the “Sofusa Contingent Consideration”). Under the Sofusa Purchase Agreement, the aggregate amount of the Sofusa Contingent Consideration payable by the Company will not exceed $300.0 million. The Company also agreed to pay Kimberly-Clark a low single-digit royalty on all net sales with respect to the first five products developed by the Company or its licensees that utilizes intellectual property included in the Sofusa Assets. The transaction was accounted for as an asset acquisition since substantially all the value of the gross assets was concentrated in a single asset. Under the Asset Purchase Agreement, the Company acquired the Sofusa DoseDisc micro-needle technology designed to increase the efficacy of drug delivery by way of transdermal drug delivery for cash consideration of $10.0 million which was allocated based on the relative fair value of the assets acquired. No contingent consideration was recorded as of December 31, 2018 since the related regulatory approval milestones are not deemed probable until they actually occur. As a result, $9.5 million was expensed as a component of acquired in-process research and development and the remaining $0.5 million was recorded primarily to fixed assets.

 Acquisition of Virttu Biologics Limited
On April 27, 2017, the Company entered into a Share Purchase Agreement (the “Virttu Purchase Agreement”) with TNK Therapeutics, Inc., a majority-owned subsidiary of the Company (“TNK”), Virttu Biologics Limited (“Virttu”), the shareholders of Virttu (the “Virttu Shareholders”) and Dayspring Ventures Limited, as the representative of the Virttu Shareholders, pursuant to which, among other things, TNK acquired from the Virttu Shareholders 100% of the outstanding ordinary shares of Virttu (the “Virttu Acquisition”).
Virttu focuses on the development of oncolytic viruses that infect and selectively multiply in and destroy tumor cells without damaging healthy tissue. Its lead oncolytic virus candidate, Seprehvir, infects and replicates in cancer cells selectively, leaving normal cells unharmed.
Under the Virttu Purchase Agreement, the total amount of the consideration payable to the Virttu Shareholders in the Virttu Acquisition is equal to $25 million, less Virttu’s net debt (the “Virttu Base Consideration”). An additional $10 million contingent consideration is payable upon the achievement of certain regulatory milestones (as described below) (the “Regulatory Approval Consideration”).
At the closing of the Virttu Acquisition (the “Closing”), the Company issued to the Virttu Shareholders consideration valued at approximately $2.2 million, which consisted primarily of an aggregate of 797,081 shares (the “Virttu Closing Shares”) and approximately $557,000 in cash (the “Cash Consideration”). The issuance of the Virttu Closing Shares and the payment of the Cash Consideration satisfied TNK’s obligation to pay 20% of the Virttu Base Consideration at the Closing. Under the terms of the Virttu Purchase Agreement, the Company agreed to provide additional consideration to the Virttu Shareholders, as follows:
(1) Upon a financing resulting in gross proceeds (individually or in the aggregate) to TNK of at least $50.0 million (a “Qualified Financing”), TNK agreed to issue to the Virttu Shareholders an aggregate number of shares of its capital stock (“TNK Capital Stock”) as is equal to the quotient obtained by dividing 80% of the Virttu Base Consideration by the lowest per share price paid by investors in the Qualified Financing (the “TNK Financing Consideration”); provided, however, that 20% of the TNK Financing Consideration was to be held in escrow until April 27, 2018 (the “Financing Due Date”), to be used to, among other things, satisfy the indemnification obligations of the Virttu Shareholders. In the event that a Qualified Financing did not occur, then on the Financing Due Date, the Company agreed to issue to the Virttu Shareholders an aggregate number of shares of the Company’s common stock as is equal to the quotient obtained by dividing 80% of the Virttu Base Consideration, by $5.55 (as adjusted, as appropriate, to reflect any stock splits or similar events affecting the Company’s common stock after the Closing).
(2) Within 45 business days after Virttu becomes aware that certain governmental bodies in the United States, the European Union, the United Kingdom or Japan have approved for commercialization, on or before October 26, 2024, Seprehvir (or any enhancement, combination or derivative thereof) as a monotherapy or in combination with one or more other active components (each of the first two such approvals by a governmental body being a “Regulatory Approval”), TNK shall pay half of the Regulatory Approval Consideration to the Virttu Shareholders, in a combination of (a) up to $5.0 million in cash (the “Regulatory Approval Cash”) and/or (b) (i) such number of shares of the Company’s common stock as is equal to the quotient obtained by dividing $5.0 million less the Regulatory Approval Cash (the “Regulatory Approval Share Value”) by the 30 Day VWAP (as defined below) of one share of the Company’s common stock; (ii) if TNK has completed its first public offering of TNK Capital Stock, the number of shares of TNK Capital Stock as is equal to the quotient obtained by dividing the Regulatory Approval Share Value by the 30 Day VWAP of one share of TNK Capital Stock; or (iii) such number of shares of common stock of a publicly traded company as is equal to the quotient obtained by dividing the Regulatory Approval Share Value by the volume weighted average price of the relevant security, as reported on the Nasdaq Capital Market (or other principal stock exchange or securities market on which the shares are then listed or quoted) for the thirty trading days immediately following the receipt of Regulatory Approval (the “30 Day VWAP”), with the composition of the Regulatory Approval Consideration to be at TNK’s option. In order for a second regulatory approval to qualify as a Regulatory Approval under the Purchase Agreement, the second approval must be granted by a different governmental body in a different jurisdiction than that which granted the first Regulatory Approval.
At April 27, 2017, the 80% of the Virttu Base Consideration was valued at $12.8 million. The fair value of the 80% of the Virttu Base Consideration is recorded as a current liability and will be adjusted quarterly for changes in fair value or as events and circumstances arise. At April 27, 2017, the contingent Regulatory Approval Consideration was valued at $1.0 million. The fair value of the contingent Regulatory Approval Consideration is recorded as a non-current liability within "Deferred rent and other" on the accompanying consolidated balance sheet and will be adjusted quarterly for changes in fair value or as events and circumstances arise.
The consolidated financial statements include the results of operations from this transaction, which have been accounted for as a business combination, and require, among other things, that assets acquired and liabilities assumed be recognized at their fair values as of the acquisition date. The valuation of the acquired assets and liabilities resulted in the recognition of identifiable assets of approximately $16.0 million comprised mainly of in-process research and development of approximately $15.4 million, deferred tax liabilities of $0.8 million and goodwill of approximately $1.4 million. Various factors contributed to the establishment of goodwill, including an assembled workforce. There is no tax deductible goodwill for Virttu.
In connection with the Virttu transaction, the Company recorded acquisition costs of approximately $0.9 million in general and administrative expenses for the twelve months ended December 31, 2017, for legal and related costs. Acquisition costs are expensed as incurred.
The acquisition of Virttu was not significant to the Company's consolidated financial statements.
TNK did not complete a Qualified Financing prior to the Financing Due Date and on April 27, 2018. The Company, TNK and Dayspring entered into the Amendment, pursuant to which, among other things, the Company agreed that the acquisition consideration, otherwise payable on April 27, 2018 to the Virttu Shareholders, shall be as follows: (1) an issuance of 1,795,011 shares of the Company's common stock to the Virttu Shareholders and (2) $9.9 million payable in cash.
The Company issued an aggregate of 1,795,011 shares of the Company's common stock to the Virttu Shareholders on April 27, 2018 for a value of $11.3 million. The approximately $9.9 million payable in cash is recorded on the Company's consolidated balance sheet under Acquisition Consideration Payable and has not been paid as of the date of this filing.

Acquisition of Scilex Pharmaceuticals Inc.
On November 8, 2016, the Company entered into a Stock Purchase Agreement (the “Scilex Purchase Agreement”) with Scilex and a majority of the stockholders of Scilex (the “Scilex Stockholders”) pursuant to which, on November 8, 2016, the Company acquired from the Scilex Stockholders, and the Scilex Stockholders sold to the Company, approximately 72% of the outstanding capital stock of Scilex (the “Scilex Acquisition”). The remainder of the outstanding capital stock of Scilex represents a noncontrolling interest of which approximately 19.3% continues to be held by ITOCHU CHEMICAL FRONTIER CORPORATION following the Scilex Acquisition.
Scilex focuses on the development and commercialization of specialty pharmaceutical products for the treatment of pain; its lead product, ZTlido® (lidocaine topical system 1.8%), is a branded lidocaine topical system formulation for the treatment of chronic pain. As discussed in Note 17, ITOCHU CHEMICAL FRONTIER Corporation serves as the sole manufacturer and supplier to Scilex for the ZTlido® product.
At the closing of the Scilex Acquisition, the Company issued to the Scilex Stockholders that were accredited investors (the “Accredited Scilex Stockholders”) consideration valued at $4.8 million which consisted primarily of an aggregate of 754,911 shares of the Company’s common stock (the “Common Stock”).  Under the terms of the Scilex Purchase Agreement, the Company agreed to provide additional consideration to the Accredited Scilex Stockholders upon the achievement of certain milestones, as follows:
(1) Upon receipt of notice from the U.S. Food and Drug Administration (the “FDA”) that the FDA has accepted Scilex’s resubmitted new drug application for ZTlido® (lidocaine topical system 1.8%) for the treatment of postherpetic neuralgia (the “NDA”), the Company agreed to deliver to the Accredited Scilex Stockholders a number of shares of Common Stock equal to the quotient obtained by dividing 10% of the total undiscounted purchase consideration of approximately $47.8 million (the “Adjusted Base Consideration”) by a price (the “FDA Acceptance Price”) equal to the closing market price of one share of Common Stock, as reported by The Nasdaq Stock Market LLC (“Nasdaq”) on the date of Scilex’s receipt of the FDA notice or, if no closing price is reported for such date, the closing price on the last preceding date for which such quotation exists; provided, however, that in no event was the FDA Acceptance Price to be greater than $25.32 or less than $6.33 (in each case as adjusted, as appropriate, to reflect any stock splits or similar events affecting the Common Stock).
On September 11, 2017, the Company received notice from the FDA that the FDA had accepted the NDA and the Company issued to the Accredited Scilex Stockholders consideration valued at $1.4 million, which consisted primarily of an aggregate of 754,930 shares of Common Stock.
(2) Upon receipt of notice from the FDA that the FDA has approved the NDA for commercialization, the Company will deliver to the Accredited Scilex Stockholders cash and shares of Common Stock in such proportion to be determined in the Company’s sole discretion, with a total value equal to 80% of the Adjusted Base Consideration (the “FDA Approval Consideration”). To the extent that the Company elects to pay any portion of the FDA Approval Consideration in shares of Common Stock, the number of shares shall be equal to the quotient obtained by dividing (a) the portion of the FDA Approval Consideration to be paid in shares of Common Stock by (b) a price (the “FDA Approval Price”) equal to the closing market price of one share of Common Stock, as reported by Nasdaq on the date of the Scilex’s receipt of the FDA notice or, if no closing price is reported for such date, the closing price on the last preceding date for which such quotation exists; provided, however, that in no event shall the FDA Approval Price be greater than $25.32 or less than $6.33 (in each case as adjusted, as appropriate, to reflect any stock splits or similar events affecting the Common Stock). However, in no event may the Company make an election with respect to the FDA Approval Consideration so as to cause the total number of shares of Common Stock issued in connection with the Scilex Acquisition to exceed 4.99% of the total number of shares of Common Stock of the Company outstanding as of immediately prior to the Closing (as adjusted, as appropriate, to reflect any stock splits or similar events affecting the Common Stock), unless the Company has obtained stockholder approval to issue a greater number of shares.
On February 28, 2018, the Company received notice that the FDA had approved the NDA and the Company issued the Accredited Scilex Stockholders consideration valued at $38.2 million, which included an aggregate of 1,381,346 shares of Common Stock.
At November 8, 2016, the contingent consideration was valued at $33.5 million, resulting in a total purchase consideration of approximately $38.2 million. The fair value of the contingent consideration is recorded as a current liability and will be periodically adjusted for changes in fair value or as events and circumstances arise. The remainder of the outstanding capital stock of Scilex represents a noncontrolling interest which was valued at $12.3 million at November 8, 2016.
The consolidated financial statements include the results of operations from this transaction, which have been accounted for as a business combination, and require, among other things, that assets acquired and liabilities assumed be recognized at their fair values as of the acquisition date. The valuation of the acquired assets resulted in the recognition of identifiable assets of approximately $54.9 million comprised mainly of in-process research and development of $21.9 million and patents of $32.6 million.  The valuation of the acquired liabilities resulted in the recognition of liabilities of approximately $17.9 million comprised mainly deferred tax liabilities of $13.9 million.  The Company recorded goodwill of $13.5 million associated with the acquisition. The amounts in this Note reflect the adjustment described above. Various factors contributed to the establishment of goodwill, including an assembled workforce. There is no tax deductible goodwill for Scilex.
Acquired In-process Research and Development of BDL
In August 2015, the Company and TNK entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with BDL Products, Inc. (“BDL”) and the stockholders of BDL (“Stockholders”) pursuant to which the Stockholders sold all of their shares of capital stock in BDL to TNK for: (1) a cash payment of $100.00, and (2) $6.0 million in shares of TNK Class A Stock, subject to adjustment in certain circumstances, to be issued to the Stockholders upon a financing resulting in gross proceeds (individually or in the aggregate) to TNK of at least $50.0 million (a “Qualified Financing”).  In accordance with subsequent amendments to the Stock Purchase Agreement, in the event a Qualified Financing did not occur by October 15, 2017 (which is subject to further extension as implied and based on previously amended dates) or TNK did not complete an initial public offering of shares of its capital stock by September 15, 2017, in lieu of receiving shares of TNK pursuant to the acquisition, the Stockholders were entitled to receive an aggregate of 309,916 shares of the Company’s common stock, subject to adjustment in certain circumstances.
A Qualified Financing did not occur by October 15, 2017 and TNK did not complete an initial public offering by September 15, 2017 and the Company issued 309,916 shares of its common stock to the Stockholders on March 19, 2018.
Acquired In-process Research and Development of Cargenix
In August 2015, the Company and TNK Therapeutics, Inc., its subsidiary (“TNK”) entered into a Membership Interest Purchase Agreement (the “Membership Interest Purchase Agreement”) with CARgenix Holdings LLC (“CARgenix”) and the members of CARgenix (the “Members”) pursuant to which the Members sold all of their membership interests in CARgenix to TNK for: (1) a cash payment of $100.00, and (2) $6.0 million in shares of TNK Class A common stock (“TNK Class A Stock”), subject to adjustment in certain circumstances, to be issued to the Members upon a financing resulting in gross proceeds (individually or in the aggregate) to TNK of at least $50.0 million (a “Qualified Financing”). In accordance with an amendment to the Membership Interest Purchase Agreement entered into in March 2016, in the event a Qualified Financing did not occur by September 15, 2016 or TNK did not complete an initial public offering of shares of its capital stock by October 15, 2016, in lieu of receiving shares of TNK pursuant to the acquisition, the Members would receive an aggregate of 309,917 shares of the Company’s common stock, subject to adjustment in certain circumstances. TNK did not complete a Qualified Financing by the amended financing deadline and the Company issued 309,917 shares of its common stock to the Members on October 7, 2016.